Segmented Information	3 Months Ended
Jan. 31, 2023
Segmented Information [Abstract]
Segmented Information
12.	Segmented Information

As of January 31, 2023, the Company has one operating segment, research and development of psychedelic medicine, which takes place primarily in Israel.

The Company’s non-current assets by geographical location are as follows:

January 31, 2023	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$52,152	$52,152	$69,536	$173,840
Property and equipment	–	–	–	15,012	15,012
Restricted cash	20,000	–	–	–	20,000
ROU asset	–	–	–	24,340	24,340
	$20,000	$52,152	$52,152	$108,888	$233,192

October 31, 2022	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$53,339	$53,339	$71,119	$177,797
Property and equipment	–	–	–	17,610	17,610
Restricted cash	20,000	–	–	–	20,000
ROU asset	–	–	–	48,768	48,768
Deferred offering costs	–	270,487	–	–	270,768
	$20,000	$323,826	$53,339	$137,497	$534,662